FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.1%
194,326	General Electric Co. (a)	$59,617,274
	Banks — 8.5%
497,286	Bank of America Corp. (a)	26,455,615
495,913	East West Bancorp, Inc. (a)	56,752,284
172,567	JPMorgan Chase & Co. (a)	52,786,520
61,549	M&T Bank Corp. (a)	13,637,412
258,175	PNC Financial Services Group (The), Inc. (a)	57,650,477
511,755	Regions Financial Corp. (a)	14,585,017
265,517	U.S. Bancorp (a)	14,898,159
		236,765,484
	Beverages — 1.0%
190,083	Coca-Cola Consolidated, Inc. (a)	28,904,021
	Broadline Retail — 1.6%
481,908	eBay, Inc. (a)	43,959,648
	Capital Markets — 7.6%
53,665	Ameriprise Financial, Inc. (a)	28,291,651
500,871	Bank of New York Mellon (The) Corp. (a)	60,064,450
23,802	Blackrock, Inc. (a)	26,633,010
230,726	Raymond James Financial, Inc. (a)	38,268,215
460,078	State Street Corp. (a)	60,205,807
		213,463,133
	Commercial Services & Supplies — 0.9%
250,287	Veralto Corp. (a)	24,773,407
	Construction & Engineering — 0.7%
208,077	AECOM (a)	20,064,865
	Consumer Finance — 3.3%
152,944	American Express Co. (a)	53,862,289
531,969	Synchrony Financial (a)	38,636,908
		92,499,197
	Consumer Staples Distribution & Retail — 1.3%
39,200	Costco Wholesale Corp. (a)	36,857,800
	Electrical Equipment — 1.7%
67,081	GE Vernova, Inc. (a)	48,725,626
	Energy Equipment & Services — 2.2%
1,118,826	Baker Hughes Co. (a)	62,699,009
	Entertainment — 1.3%
171,346	Electronic Arts, Inc. (a)	34,940,876
	Financial Services — 2.8%
214,458	Equitable Holdings, Inc. (a)	9,950,851
45,354	Mastercard, Inc., Class A (a)	24,436,282
139,668	Visa, Inc., Class A (a)	44,949,352
		79,336,485
	Food Products — 0.5%
121,120	Ingredion, Inc. (a)	14,304,272
	Ground Transportation — 0.9%
138,629	Old Dominion Freight Line, Inc. (a)	24,010,543

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies — 2.4%
369,956	Abbott Laboratories (a)	$40,436,191
97,946	ResMed, Inc. (a)	25,300,431
		65,736,622
	Health Care Providers & Services — 1.2%
59,685	Elevance Health, Inc. (a)	20,635,492
15,985	McKesson Corp. (a)	13,286,892
		33,922,384
	Hotels, Restaurants & Leisure — 2.2%
9,403	Booking Holdings, Inc. (a)	47,032,301
50,946	Expedia Group, Inc. (a)	13,492,539
		60,524,840
	Household Durables — 3.2%
93,045	D.R. Horton, Inc. (a)	13,848,818
207,007	Lennar Corp., Class A (a)	22,636,215
431,750	PulteGroup, Inc. (a)	54,007,608
		90,492,641
	Insurance — 11.0%
107,781	Aflac, Inc. (a)	11,958,302
179,417	Allstate (The) Corp. (a)	35,702,189
170,947	Chubb Ltd. (a)	52,918,353
77,724	Cincinnati Financial Corp. (a)	12,505,015
380,951	Hartford Insurance Group (The), Inc. (a)	51,451,242
302,533	Lincoln National Corp. (a)	12,588,398
158,739	MetLife, Inc. (a)	12,521,332
149,541	Progressive (The) Corp. (a)	31,104,528
179,391	Travelers (The) Cos., Inc. (a)	51,038,534
468,957	Unum Group (a)	35,626,663
		307,414,556
	Interactive Media & Services — 4.7%
237,574	Alphabet, Inc., Class A (a)	80,300,012
72,990	Meta Platforms, Inc., Class A (a)	52,297,335
		132,597,347
	IT Services — 3.0%
171,915	Accenture PLC, Class A (a)	45,323,670
462,298	Cognizant Technology Solutions Corp., Class A (a)	37,936,174
		83,259,844
	Machinery — 7.7%
134,968	Dover Corp. (a)	27,194,702
547,952	Mueller Industries, Inc. (a)	74,598,185
485,243	PACCAR, Inc. (a)	59,641,217
148,442	Snap-on, Inc. (a)	54,346,101
		215,780,205
	Media — 0.6%
216,333	Fox Corp., Class A (a)	15,744,716
	Pharmaceuticals — 0.6%
74,078	Johnson & Johnson (a)	16,834,225

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services — 2.1%
166,234	Automatic Data Processing, Inc. (a)	$41,029,876
134,569	Paycom Software, Inc. (a)	18,133,173
		59,163,049
	Semiconductors & Semiconductor Equipment — 16.1%
279,947	Applied Materials, Inc. (a)	90,232,517
57,728	KLA Corp. (a)	82,432,120
508,503	Lam Research Corp. (a)	118,715,110
66,165	Monolithic Power Systems, Inc. (a)	74,379,385
327,255	NVIDIA Corp. (a)	62,548,248
154,262	QUALCOMM, Inc. (a)	23,384,577
		451,691,957
	Software — 3.1%
106,665	Microsoft Corp. (a)	45,896,883
189,835	Salesforce, Inc. (a)	40,300,072
		86,196,955
	Specialty Retail — 4.2%
327,765	Ross Stores, Inc. (a)	61,832,867
272,693	Williams-Sonoma, Inc. (a)	55,806,623
		117,639,490
	Technology Hardware, Storage & Peripherals — 1.0%
104,423	Apple, Inc. (a)	27,095,680
	Textiles, Apparel & Luxury Goods — 0.4%
35,453	Ralph Lauren Corp. (a)	12,529,445
	Total Common Stocks	2,797,545,596
	(Cost $2,517,124,516)
MONEY MARKET FUNDS — 0.1%
3,167,866	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (b)	3,167,866
	(Cost $3,167,866)
	Total Investments — 100.0%	2,800,713,462
	(Cost $2,520,292,382)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(751)	S&P 500 Weeklys	$(521,121,153)	$6,950.00	02/06/26	(3,777,530)
	(Premiums received $3,791,387)
	Net Other Assets and Liabilities — 0.1%				3,392,151
	Net Assets — 100.0%				$2,800,328,083

(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2026, the value of these securities amounts to $132,997,488.
(b)	Rate shown reflects yield as of January 31, 2026.

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,797,545,596	$2,797,545,596	$—	$—
Money Market Funds	3,167,866	3,167,866	—	—
Total Investments	$2,800,713,462	$2,800,713,462	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,777,530)	$(3,777,530)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 50.5%
	Beverages — 5.0%
36,915	Coca-Cola (The) Co. (a)	$2,761,611
	Biotechnology — 5.0%
8,052	Amgen, Inc. (a)	2,752,818
	Diversified Telecommunication Services — 5.1%
62,206	Verizon Communications, Inc. (a)	2,769,411
	Health Care Providers & Services — 5.1%
9,658	UnitedHealth Group, Inc.	2,771,170
	Hotels, Restaurants & Leisure — 5.0%
8,717	McDonald’s Corp. (a)	2,745,855
	Household Products — 5.0%
18,227	Procter & Gamble (The) Co. (a)	2,766,312
	Oil, Gas & Consumable Fuels — 5.1%
15,719	Chevron Corp. (a)	2,780,691
	Pharmaceuticals — 5.1%
25,280	Merck & Co., Inc. (a)	2,787,626
	Specialty Retail — 5.0%
7,374	Home Depot (The), Inc.	2,762,227
	Textiles, Apparel & Luxury Goods — 5.1%
44,867	NIKE, Inc., Class B	2,773,229
	Total Common Stocks	27,670,950
	(Cost $26,107,612)
MONEY MARKET FUNDS — 0.1%
35,585	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (b)	35,585
	(Cost $35,585)
	Total Investments — 50.6%	27,706,535
	(Cost $26,143,197)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.5%
	Call Options Purchased — 0.5%
81	Amgen, Inc.	$2,769,228	$511.45	01/26/27	17,496
158	Chevron Corp.	2,795,020	260.24	01/26/27	17,222
369	Coca-Cola (The) Co.	2,760,489	110.03	01/26/27	2,583
74	Home Depot, Inc.	2,771,966	554.89	01/26/27	16,798
87	McDonald’s Corp.	2,740,500	470.43	01/26/27	3,393
250	Merck & Co., Inc.	2,756,750	161.07	01/26/27	35,250
448	NIKE, Inc.	2,769,088	92.57	01/26/27	87,808
182	Procter & Gamble (The) Co.	2,762,214	223.55	01/26/27	4,914
96	UnitedHealth Group, Inc.	2,754,528	429.16	01/26/27	87,840
625	Verizon Communications, Inc.	2,782,500	65.03	01/26/27	15,000
	Total Purchased Options				288,304
	(Cost $291,975)
WRITTEN OPTIONS — (23.5)%
	Call Options Written — (0.1)%
(12)	Amgen, Inc.	(410,256)	342.50	02/06/26	(9,492)
(50)	Chevron Corp.	(884,500)	175.00	02/06/26	(18,000)

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(12)	Coca-Cola (The) Co.	$(89,772)	$75.00	02/06/26	$(768)
(23)	Home Depot (The), Inc.	(861,557)	375.00	02/06/26	(10,925)
(19)	McDonald’s Corp.	(598,500)	315.00	02/06/26	(5,890)
(53)	Merck & Co., Inc.	(584,431)	110.00	02/06/26	(14,840)
(12)	NIKE, Inc.	(74,172)	62.00	02/06/26	(1,200)
(42)	Procter & Gamble (The) Co.	(637,434)	152.50	02/06/26	(4,998)
(24)	UnitedHealth Group, Inc.	(688,632)	287.50	02/06/26	(11,160)
(92)	Verizon Communications, Inc.	(409,584)	44.50	02/06/26	(5,244)
	Total Call Options Written				(82,517)
	(Premiums received $73,968)
	Put Options Written — (23.4)%
(81)	Amgen, Inc.	(2,769,228)	511.45	01/26/27	(1,319,814)
(158)	Chevron Corp.	(2,795,020)	260.24	01/26/27	(1,281,854)
(369)	Coca-Cola (The) Co.	(2,760,489)	110.03	01/26/27	(1,216,962)
(74)	Home Depot, Inc.	(2,771,966)	554.89	01/26/27	(1,255,780)
(87)	McDonald’s Corp.	(2,740,500)	470.43	01/26/27	(1,258,455)
(250)	Merck & Co., Inc.	(2,756,750)	161.07	01/26/27	(1,229,250)
(448)	NIKE, Inc.	(2,769,088)	92.57	01/26/27	(1,369,088)
(182)	Procter & Gamble (The) Co.	(2,762,214)	223.55	01/26/27	(1,227,590)
(96)	UnitedHealth Group, Inc.	(2,754,528)	429.16	01/26/27	(1,340,928)
(625)	Verizon Communications, Inc.	(2,782,500)	65.03	01/26/27	(1,288,750)
	Total Put Options Written				(12,788,471)
	(Premiums received $12,784,801)
	Total Written Options				(12,870,988)
	(Premiums received $12,858,769)
	Net Other Assets and Liabilities — 72.4%				39,614,279
	Net Assets — 100.0%				$54,738,130

(a)	All or a portion of this security is pledged as collateral for the options written. At January 31, 2026, the value of these securities amounts to $5,308,054.
(b)	Rate shown reflects yield as of January 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$27,670,950	$27,670,950	$—	$—
Money Market Funds	35,585	35,585	—	—
Total Investments	27,706,535	27,706,535	—	—
Purchased Options	288,304	—	288,304	—
Total	$27,994,839	$27,706,535	$288,304	$—

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options:
Call Options Written	$(82,517)	$(82,517)	$—	$—
Put Options Written	(12,788,471)	—	(12,788,471)	—
Total	$(12,870,988)	$(82,517)	$(12,788,471)	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Growth Strength & Target Income ETF (FGSI)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.1%
92	Northrop Grumman Corp.	$63,688
	Beverages — 2.1%
783	Monster Beverage Corp. (a) (b)	63,235
	Biotechnology — 6.0%
576	Incyte Corp. (a) (b)	57,640
462	Neurocrine Biosciences, Inc. (a) (b)	62,860
132	United Therapeutics Corp. (a) (b)	61,973
		182,473
	Building Products — 2.2%
157	Trane Technologies PLC (b)	66,031
	Capital Markets — 5.9%
224	Cboe Global Markets, Inc. (b)	59,373
834	Interactive Brokers Group, Inc., Class A (b)	62,450
114	Moody’s Corp.	58,774
		180,597
	Commercial Services & Supplies — 2.0%
1,492	Copart, Inc. (a) (b)	60,545
	Communications Equipment — 4.3%
471	Arista Networks, Inc. (a) (b)	66,760
228	F5, Inc. (a) (b)	62,839
		129,599
	Consumer Finance — 1.9%
168	American Express Co. (b)	59,165
	Consumer Staples Distribution & Retail — 4.0%
64	Costco Wholesale Corp.	60,176
511	Walmart, Inc. (b)	60,880
		121,056
	Electronic Equipment, Instruments & Components — 1.9%
396	Amphenol Corp., Class A (b)	57,056
	Energy Equipment & Services — 4.3%
1,183	Baker Hughes Co. (b)	66,295
1,310	SLB Ltd. (b)	63,378
		129,673
	Entertainment — 1.9%
696	Netflix, Inc. (a) (b)	58,109
	Financial Services — 2.0%
113	Mastercard, Inc., Class A (b)	60,883
	Ground Transportation — 1.9%
721	Uber Technologies, Inc. (a) (b)	57,716
	Health Care Equipment & Supplies — 4.1%
880	Dexcom, Inc. (a) (b)	64,275
238	ResMed, Inc. (b)	61,478
		125,753
	Health Care Providers & Services — 2.0%
172	Cencora, Inc. (b)	61,786

FT Vest Growth Strength & Target Income ETF (FGSI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 3.9%
468	Airbnb, Inc., Class A (a) (b)	$60,545
1,532	Chipotle Mexican Grill, Inc. (a) (b)	59,549
		120,094
	Household Durables — 3.8%
289	Garmin Ltd. (b)	58,274
470	PulteGroup, Inc. (b)	58,792
		117,066
	Insurance — 4.2%
675	Arch Capital Group Ltd. (a) (b)	64,827
336	Marsh & McLennan Cos., Inc. (b)	63,232
		128,059
	Interactive Media & Services — 4.1%
99	Meta Platforms, Inc., Class A (b)	70,934
2,362	Pinterest, Inc., Class A (a) (b)	52,271
		123,205
	Machinery — 2.0%
106	Cummins, Inc.	61,355
	Media — 1.7%
1,725	Trade Desk (The), Inc., Class A (a) (b)	52,319
	Metals & Mining — 2.0%
536	Newmont Corp. (b)	60,220
	Pharmaceuticals — 2.0%
59	Eli Lilly & Co.	61,192
	Semiconductors & Semiconductor Equipment — 8.5%
174	Broadcom, Inc. (b)	57,646
169	Micron Technology, Inc. (b)	70,114
59	Monolithic Power Systems, Inc.	66,325
329	NVIDIA Corp. (b)	62,882
		256,967
	Software — 13.1%
108	AppLovin Corp., Class A (a)	51,096
193	Cadence Design Systems, Inc. (a) (b)	57,198
1,535	Dynatrace, Inc. (a) (b)	58,468
812	Fortinet, Inc. (a) (b)	65,983
112	Intuit, Inc. (b)	55,879
358	Palantir Technologies, Inc., Class A (a) (b)	52,479
481	ServiceNow, Inc. (a) (b)	56,282
		397,385
	Specialty Retail — 3.9%
318	Ross Stores, Inc. (b)	59,991
389	TJX (The) Cos., Inc. (b)	58,276
		118,267
	Textiles, Apparel & Luxury Goods — 2.0%
169	Ralph Lauren Corp. (b)	59,726
	Total Common Stocks	3,033,220
	(Cost $3,066,565)

FT Vest Growth Strength & Target Income ETF (FGSI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
5,651	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (c)	$5,651
	(Cost $5,651)
	Total Investments — 100.0%	3,038,871
	(Cost $3,072,216)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.2)%
(9)	S&P 500® Mini Index	$(624,510)	$695.00	02/06/26	(4,365)
	(Premiums received $4,630)
	Net Other Assets and Liabilities — 0.2%				4,988
	Net Assets — 100.0%				$3,039,494

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for the options written. At January 31, 2026, the value of these securities amounts to $1,015,151.
(c)	Rate shown reflects yield as of January 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,033,220	$3,033,220	$—	$—
Money Market Funds	5,651	5,651	—	—
Total Investments	$3,038,871	$3,038,871	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,365)	$(4,365)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund IV
Additional Information
January 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.